Deferred and contingent consideration - Disclosure of carrying amount of consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Contingent Liabilities In Business Combination Line Items
Balance, beginning of year	$ 0
Balance, end of year	71,370	$ 0
Deferred consideration [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Balance, beginning of year	0	0
Initial recognition at fair value	47,628	0
Accretion expense	2,481	0
Balance, end of year	50,109	0
Contingent consideration [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Balance, beginning of year	0	0
Initial recognition at fair value	13,337	0
Change in fair value during the year	3,536	0
Balance, end of year	16,873	0
Nkran Royalty [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Balance, beginning of year	0	0
Initial recognition at fair value	3,030	0
Change in fair value during the year	1,358	0
Balance, end of year	$ 4,388	$ 0